CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 313,566	$ 11,117
Financial Assets Held for Trading	2,384,192	0
Accounts receivable	3,219,313	540,000
Deposits, prepayments and other current assets, net	1,216,589	25,358
Due from related parties	58,325	25,614
Current assets of discontinued operation	0	1,621,421
Total current assets	7,191,985	2,223,510
NON - CURRENT ASSETS:
Long-term investment	625,505	0
Other non-current assets	1,537,791	0
Deferred IPO cost	0	1,520,975
Non-current assets of discontinued operation	0	116,073
Total non - current assets	2,163,296	1,637,048
TOTAL ASSETS	9,355,281	3,860,558
CURRENT LIABILITIES:
Accounts payable	3,000	0
Due to related parties	1,682,884	0
Tax payable	544,080	116,889
Accrued expenses and other liabilities	691,306	0
Current liabilities of discontinued operation	0	1,007,151
Total current liabilities	2,921,270	1,124,040
NON - CURRENT LIABILITIES:
Convertible bonds	1,080,266	0
Non-current liabilities of discontinued operation	0	0
Total non - current liabilities	1,080,266	0
TOTAL LIABILITIES	4,001,536	1,124,040
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	2,050,003	0
Statutory reserves	0	64,474
Retained earnings	3,336,442	2,838,715
Accumulated other comprehensive loss	(33,883)	(167,671)
Total shareholders’ equity	5,353,745	2,736,518
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	9,355,281	3,860,558
Common Class A [Member]
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	1,125	1,000
Common Class B [Member]
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	$ 58	$ 0